CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable	$ 655	$ 623
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400,000	400,000
Common stock, shares issued	50,680	52,596
Common stock, shares outstanding	50,680	52,596
Treasury stock, shares	456	456